MARKETABLE SECURITIES (Schedule of investment income) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
MARKETABLE SECURITIES [Abstract]
Interest income	$ 7,955	$ 5,121	$ 44,409
Dividend income	71,943	45,669	48,072
Gain (loss) on sale of marketable securities	(5,572)	(18,606)	10,603
Total	$ 74,326	$ 32,184	$ 103,084